Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 2, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 189 to the Registration Statement on Form N-1A of DWS Core Equity Fund and DWS Small Cap Growth Fund (the “Funds”), each a series of DWS Investment Trust (the “Trust”); (Reg. Nos. 002-13628, 811-00043)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 189 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2012. No fees are required in connection with this filing.

The principal purpose of the Amendment is to add Class R shares to the Funds.

Please direct any comments relating to the Amendment to the undersigned at 617-295-3681.

Very truly yours,

                    /s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray